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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005


Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Prides Capital Partners, L.L.C.
          ----------------------------------------------
Address:  200 High Street; Suite 700
          ----------------------------------------------
          Boston, MA 02110
          ----------------------------------------------


Form 13F File Number: 28- _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Murray A. Indick
Title:    Managing Member
Phone:    617.778.9200


Signature, Place, and Date of Signing:

/s/ Murray A. Indick                    Boston, MA                  May 13, 2005
--------------------                 ---------------                ------------
     [Signature]                      [City, State]                    [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
                                         -----------
Form 13F Information Table Entry Total:  21
                                         -----------
Form 13F Information Table Value Total:  $165,233
                                         -----------
                                         (Thousands)

List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name
---     --------------------     ----
____    28-_________________     _______________________________

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                           FORM 13F INFORMATION TABLE

                                                                       SHRS or
                          Title of               Value    Shares/PRN   PRN AMT   PUT/  Investment   Other           Voting Authority
     Name of Issuer         Class     Cusip     (X 1000)     AMT       SH/PRN    CALL  Discretion  Managers  Sole    Shared     None
-----------------------   --------  ---------   --------  ----------   -------   ----  ----------  --------  ----  -----------  ----
A D A M INC               COM       00088U108   947          168,789   SH              SHARED                          168,789
ALIGN TECHNOLOGY INC      COM       016255101   2,496        400,000   SH              SHARED                          400,000
ARK RESTAURANTS CORP      COM       040712101   13,908       423,002   SH              SHARED                          423,002
BISYS GROUP INC           COM       055472104   4,751        303,000   SH              SHARED                          303,000
CONSOLIDATED MERCANTILE
 INC                      COM       20950N107   1,704        391,687   SH              SHARED                          391,687
DARLING INTERNATIONAL
 INC                      COM       237266101   4,613      1,156,100   SH              SHARED                        1,156,100
DECORATOR INDUSTRIES      COM PAR
 INC NEW                  $0.20     243631207   1,320        141,200   SH              SHARED                          141,200
DESCARTES SYSTEMS GROUP
 INC                      COM       249906108   1,981      1,053,709   SH              SHARED                        1,053,709
DIGITAL GENERATION
 SYSTEMS INC              COM       253921100   346          267,941   SH              SHARED                          267,941
EMBREX INC                COM       290817105   4,631        395,130   SH              SHARED                          395,130
FINLAY ENTERPRISES INC    COM NEW   317884203   9,710        737,303   SH              SHARED                          737,303
HANGER ORTHOPEDIC GROUP
 INC                      COM NEW   41043F208   6,381      1,072,400   SH              SHARED                        1,072,400
HEALTHTRONICS INC         COM       42222L107   26,390     2,452,565   SH              SHARED                        2,452,565
PEGASUS SOLUTIONS INC     COM       705906105   19,668     1,663,932   SH              SHARED                        1,663,932
PHOTOMEDEX INC            COM       719358103   6,249      2,323,139   SH              SHARED                        2,323,139
POLYAIR INTER PACK INC    COM       731912101   4,439        599,100   SH              SHARED                          862,100
QC HOLDINGS INC           COM       74729T101   13,828       920,000   SH              SHARED                          951,500
PRINCETON REVIEW          COM       742352107   208           37,700   SH              SHARED                           37,700
SELECT COMFORT CORP       COM       81616X103   5,671        277,500   SH              SHARED                          277,500
WASTE SERVICES INC DEL    COM       941075103   24,288     6,939,456   SH              SHARED                        6,939,456
WORLDWIDE RESTAURANT
 CONCEPTS INC             COM       98160A107   11,705     2,295,150   SH              SHARED                        2,295,150
